OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Other Liabilities [Line Items]
Other payables and accruals	¥ 1,804,799,594	$ 277,392,618	¥ 1,019,420,371
Payables For Purchase Of Property Plant And Equipment [Member]
Other Liabilities [Line Items]
Other payables and accruals	894,631,342		410,326,566
Freight Payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	351,465,861		208,186,310
Capital lease payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	227,457,961		59,553,667
Value -Added Tax And Other Tax Payable [Member]
Other Liabilities [Line Items]
Other payables and accruals	89,900,273		84,469,920
Accrued Warranty Cost [Member]
Other Liabilities [Line Items]
Other payables and accruals	71,589,630		64,045,947
Accrued Utilities Rentals And Interest [Member]
Other Liabilities [Line Items]
Other payables and accruals	40,668,363		36,748,524
Government Grants Related To Assets [Member]
Other Liabilities [Line Items]
Other payables and accruals	6,551,657		21,436,902
Contracted Labor Fee [Member]
Other Liabilities [Line Items]
Other payables and accruals	39,766,982		25,873,505
Countervailing and anti-dumping duty [Member]
Other Liabilities [Line Items]
Other payables and accruals	12,091,245		15,033,545
Accrued Professional Service Fees [Member]
Other Liabilities [Line Items]
Other payables and accruals	19,271,636		11,378,367
Commission payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	21,549,703		1,125,092
Insurance premium payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	1,410,664		735,408
Public offering issuance cost [Member]
Other Liabilities [Line Items]
Other payables and accruals	2,328,174		2,328,174
Others [Member]
Other Liabilities [Line Items]
Other payables and accruals	¥ 26,116,103		¥ 78,178,444